Consolidated income statements - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
CONTINUING OPERATIONS
Revenue		$ 2,967.1	$ 2,577.8		$ 2,761.8
Cost of sales		(2,033.5)	(2,043.0)		(2,105.1)
Investment income		7.3	7.8		5.6
Finance expense		(102.2)	(88.0)		(81.3)
(Loss)/gain on financial instruments		(238.0)	21.0		34.4
Foreign exchange (loss)/gain		(5.2)	6.4		(3.5)
Other costs, net		(67.6)	(44.8)		(19.0)
Share-based payments		(20.5)	(37.5)		(26.8)
Long-term incentive plan		(9.1)	(1.1)	[1]	(5.0)	[1]
Exploration expense		(84.4)	(104.2)		(109.8)
Share of results of equity accounted investees, net of taxation		3.1	(13.1)		(1.3)
Profit on disposal of Maverix Metals Incorporated		14.6	0.0		0.0
Restructuring costs		(0.6)	(113.9)		(9.2)
Silicosis settlement costs		1.6	4.5	[1]	(30.2)	[1]
Gain on acquisition of Asanko		0.0	51.8	[1]	0.0	[1]
Impairment, net of reversal of impairment of investments and assets		(9.8)	(520.3)		(200.2)
Profit/(loss) on disposal of assets		1.2	(51.6)		4.0
Profit/(loss) before royalties and taxation		424.0	(348.2)		214.4
Royalties	[1]	(73.7)	(62.5)		(62.0)
Profit/(loss) before taxation		350.3	(410.7)		152.4
Mining and income taxation		(175.6)	65.9	[1]	(173.2)	[1]
Profit/(loss) from continuing operations		174.7	(344.8)	[1]	(20.8)	[1]
DISCONTINUED OPERATIONS
Profit from discontinued operations, net of taxation		0.0	0.0		13.1
Profit/(loss) for the year		174.7	(344.8)		(7.7)
Profit/(loss) attributable to:
Owners of the parent		161.6	(348.2)		(18.7)
- Continuing operations		161.6	(348.2)		(31.8)
- Discontinued operations		0.0	0.0		13.1
Non-controlling interests		13.1	3.4		11.0
- Continuing operations		13.1	3.4		11.0
Profit/(loss) for the year		$ 174.7	$ (344.8)		$ (7.7)
Earnings/(loss) per share attributable to owners of the parent:
Basic earnings/(loss) per share from continuing operations - cents		$ 0.20	$ (0.42)		$ (0.04)
Basic earnings per share from discontinued operations - cents		0.00	0.00		0.02
Diluted earnings/(loss) per share from continuing operations - cents		0.19	(0.42)		(0.04)
Diluted earnings per share from discontinued operations - cents		$ 0.00	$ 0.00		$ 0.02

[1]	Refer note 42.